Share-Based Instruments - Share repurchases (Details) kr in Millions	6 Months Ended
	Jun. 30, 2022 DKK (kr) item shares	Jun. 30, 2021 DKK (kr) shares	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of authorization | item	2
Treasury shares acquired	124,000	200,000
Percentage of share capital repurchased			0.20%	0.30%
Acquisition of treasury shares | kr	kr 270	kr 447
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Treasury shares acquired	357,885
2021 Authorization
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized for repurchase	500,000
Shares available for repurchase	500,000
2019 Authorization
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized for repurchase	500,000
Actual shares repurchased under authorization	294,000
Shares available for repurchase	206,000
2016 Authorization
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized for repurchase	500,000
Actual shares repurchased under authorization	255,000